Summary of material accounting policy information - Schedule of Scope of Consolidation (Details) € in Thousands, $ in Millions												1 Months Ended		12 Months Ended
	Sep. 25, 2024	Sep. 24, 2024	Jun. 30, 2024	Jun. 27, 2024 EUR (€)	Jun. 06, 2024 EUR (€)	Jun. 06, 2024 USD ($)	Feb. 06, 2024	Jan. 01, 2024 EUR (€) store	Apr. 27, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2024 EUR (€)	Feb. 29, 2024	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2018
Accounting Policies [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control														€ 23,502	€ 0	€ 0
CGU Ermenegildo Zegna Korea Co.Ltd.
Accounting Policies [Line Items]
Group’s percentage interest								100.00%
Percentage of voting interests acquired								100.00%
Cash consideration paid								€ 8,970
Cash consideration								€ 11,510
Number of retail stores acquired | store								15
Luigi Fedeli e Figlio S.r.l.
Accounting Policies [Line Items]
Proportion of ownership interest in associate														15.00%	15.00%
Tom Ford International LLC
Accounting Policies [Line Items]
Proportion of ownership interest in associate									15.00%	15.00%	15.00%			100.00%	100.00%	15.00%
Sharmoon.EZ.Garments Co. Ltd (8)
Accounting Policies [Line Items]
Disposal groups, percentage of interest sold												45.00%		45.00%
Gains on disposals of investments												€ 7,582
Consorzio Re. Crea
Accounting Policies [Line Items]
Group’s percentage interest														15.40%	15.50%
Tizeta S.r.l.
Accounting Policies [Line Items]
Company														Tizeta S.r.l.(10)
Registered office														Sesto Fiorentino (FI)
Issued capital												284,278		€ 284,278
Group’s percentage interest														100.00%	100.00%
Tom Ford Distribution S.r.l.
Accounting Policies [Line Items]
Company														Tom Ford Distribution S.r.l.
Registered office														Sesto Fiorentino (FI)
Issued capital												117,616		€ 117,616
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna Madrid S.A.
Accounting Policies [Line Items]
Group’s percentage interest				100.00%
Cash consideration				€ 750
Ermenegildo Zegna Madrid S.A.
Accounting Policies [Line Items]
Disposal groups, percentage of interest sold							100.00%						100.00%
Zegna Consitex Arabia For Trading LLC
Accounting Policies [Line Items]
Group’s percentage interest			70.00%
Ermenegildo Zegna Monaco S.a.r.l
Accounting Policies [Line Items]
Company														Ermenegildo Zegna Monaco S.a.r.l. (3)
Registered office														Principato di Monaco
Issued capital												150,000		€ 150,000
Group’s percentage interest			100.00%											100.00%	0.00%
Thom Browne Inc.
Accounting Policies [Line Items]
Group’s percentage interest					92.00%	92.00%
Proportion of ownership interest in associate																	85.00%
Payments from changes in ownership interests in subsidiaries that do not result in loss of control					€ 22,752	$ 25
Ermenegildo Zegna N.V.
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Registered office														Amsterdam (Netherlands)
Issued capital												9,153,722		€ 9,153,722
Ermenegildo Zegna N.V. | Filati Biagioli Modesto S.p.A.
Accounting Policies [Line Items]
Issued capital												16,884,402		€ 16,884,402
Name of associate														Filati Biagioli Modesto S.r.l. (9)
Principal place of business of associate														Montale (PT)
Name of the Investor														Ermenegildo Zegna N.V.
Proportion of ownership interest in associate	45.00%	40.00%
Ermenegildo Zegna N.V. | Luigi Fedeli e Figlio S.r.l.
Accounting Policies [Line Items]
Issued capital												3,358,000		€ 3,358,000
Name of associate														Luigi Fedeli e Figlio S.r.l.
Principal place of business of associate														Monza (MB)
Name of the Investor														Ermenegildo Zegna N.V.
Proportion of ownership interest in associate														15.00%	15.00%
Ermenegildo Zegna N.V. | Sharmoon.EZ.Garments Co. Ltd (8)
Accounting Policies [Line Items]
Issued capital												100,000,000		€ 100,000,000
Name of foreign associates, joint arrangements and other investments														Sharmoon.EZ.Garments Co. Ltd (8)
Principal place of business of other investments														Wenzhou (China)
Group’s percentage interest														5.00%	50.00%
Name of the Investor														Ermenegildo Zegna N.V.
Ermenegildo Zegna N.V. | Consorzio Re. Crea
Accounting Policies [Line Items]
Issued capital												€ 714,000		€ 714,000
Name of foreign associates, joint arrangements and other investments														Consorzio Re.Crea (7)
Principal place of business of other investments														Milan
Group’s percentage interest												5.00%		5.00%
Name of the Investor														Ermenegildo Zegna N.V.
Proportion of ownership interests held by non-controlling interests														15.40%	15.50%
Ermenegildo Zegna N.V. | In.co. S.p.A.
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														In.co. S.p.A.
Registered office														Valdilana (BI)
Issued capital												€ 4,050,000		€ 4,050,000
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | Tizeta S.r.l.
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Percentage interest, per investor														0.364
Ermenegildo Zegna N.V. | Lanificio Ermenegildo Zegna e Figli S.p.A.
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Lanificio Ermenegildo Zegna e Figli S.p.A.
Registered office														Valdilana (BI)
Issued capital												3,100,000		€ 3,100,000
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | Ezi S.p.A.
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Ezi S.p.A.
Registered office														Milan
Issued capital												5,750,000		€ 5,750,000
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | EZ Service S.r.l.
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														EZ Service S.r.l.
Registered office														Valdilana (BI)
Issued capital												500,000		€ 500,000
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | Bonotto S.p.A.
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Bonotto S.p.A.
Registered office														Colceresa (VI)
Issued capital												1,239,600		€ 1,239,600
Group’s percentage interest														60.00%	60.00%
Ermenegildo Zegna N.V. | Cappellificio Cervo S.r.l.
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Cappellificio Cervo S.r.l.
Registered office														Biella
Issued capital												300,000		€ 300,000
Group’s percentage interest														51.00%	51.00%
Ermenegildo Zegna N.V. | Gruppo Dondi S.p.A.
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Gruppo Dondi S.p.A.
Registered office														Carpi (MO)
Issued capital												1,502,800		€ 1,502,800
Group’s percentage interest														65.00%	65.00%
Ermenegildo Zegna N.V. | Tessitura Ubertino S.r.l.
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Tessitura Ubertino S.r.l.
Registered office														Valdilana (BI)
Issued capital												100,000		€ 100,000
Group’s percentage interest														60.00%	60.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Giyim Sanayi ve Tic. A. S.
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Ermenegildo Zegna Giyim Sanayi ve Tic. A. S.
Registered office														Istanbul (Turkey)
Issued capital												118,291,439		€ 118,291,439
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna H.m.b.H.
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Ermenegildo Zegna H.m.b.H.
Registered office														Wien (Austria)
Issued capital												610,000		€ 610,000
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | Société de Textiles Astrum France S.à.r.l.
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Société de Textiles Astrum France S.à.r.l.
Registered office														Paris (France)
Issued capital												500,000		€ 500,000
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna GmbH
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Ermenegildo Zegna GmbH
Registered office														Munich (Germany)
Issued capital												6,577,421		€ 6,577,421
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | Zegna Japan Co., LTD
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Zegna Japan Co., LTD
Registered office														Minato-Ku-Tokyo (Japan)
Issued capital												100,000,000		€ 100,000,000
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | Fantasia (London) Limited
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Fantasia (London) Limited
Registered office														London (UK)
Issued capital												499,800		€ 499,800
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna S.A. de C.V.
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Ermenegildo Zegna S.A. de C.V.
Registered office														Ciudad de Mexico (Mexico)
Issued capital												459,600,000		€ 459,600,000
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | Ezeti Portugal. S.A.
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Ezeti Portugal. S.A.
Registered office														Lisbon (Portugal)
Issued capital												800,000		€ 800,000
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | Italco S.A.
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Italco S.A.
Registered office														Sant Quirze (Spain)
Issued capital												1,911,300		€ 1,911,300
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Czech s.r.o
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Ermenegildo Zegna Czech s.r.o
Registered office														Prague (Czech Republic)
Issued capital												1,350,000		€ 1,350,000
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | Co.Ti. Service S.A.
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Co.Ti. Service S.A.
Registered office														Stabio (Switzerland)
Issued capital												27,940,000		€ 27,940,000
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | Consitex S.A.
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Consitex S.A.
Registered office														Stabio (Switzerland)
Issued capital												15,000,000		€ 15,000,000
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Corporation
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Ermenegildo Zegna Corporation
Registered office														New York, NY
Issued capital												500,000		€ 500,000
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | Zegna (China) Enterprise Management Co., Ltd.
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Zegna (China) Enterprise Management Co., Ltd.
Registered office														Shanghai (China)
Issued capital												58,309,140		€ 58,309,140
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna (China) Co., LTD
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Ermenegildo Zegna (China) Co., LTD
Registered office														Shanghai (China)
Issued capital												50,000,000		€ 50,000,000
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Hong Kong LTD
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Ermenegildo Zegna Hong Kong LTD
Registered office														Hong Kong
Issued capital												538,240,000		€ 538,240,000
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | E.Z. Trading (Hong Kong) LTD
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														E.Z. Trading (Hong Kong) LTD
Registered office														Hong Kong
Issued capital												82,120,000		€ 82,120,000
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Canada Inc.
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Ermenegildo Zegna Canada Inc.
Registered office														Toronto (Canada)
Issued capital												700,000		€ 700,000
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | E. Z. New Zealand LTD
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														E. Z. New Zealand LTD
Registered office														Auckland (New Zealand)
Issued capital												5,800,000		€ 5,800,000
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | E. Z. Thai Holding Ltd
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														E. Z. Thai Holding Ltd
Registered office														Bangkok (Thailand)
Issued capital												3,000,000		€ 3,000,000
Group’s percentage interest														49.00%	49.00%
Ermenegildo Zegna N.V. | Zegna South Asia Private LTD
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Zegna South Asia Private LTD
Registered office														Mumbai (India)
Issued capital												902,316,770		€ 902,316,770
Group’s percentage interest														51.00%	51.00%
Ermenegildo Zegna N.V. | ISMACO TEKSTİL LİMİTED ŞİRKETİ
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														ISMACO TEKSTİL LİMİTED ŞİRKETİ
Registered office														Istanbul (Turkey)
Issued capital												10,000,000		€ 10,000,000
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | Ezesa Brasil Participacoes LTDA
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Ezesa Brasil Participacoes LTDA
Registered office														San Paolo (Brazil)
Issued capital												77,481,487		€ 77,481,487
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Maroc S.A.R.L.A.U.
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Ermenegildo Zegna Maroc S.A.R.L.A.U.
Registered office														Casablanca (Morocco)
Issued capital												530,000		€ 530,000
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Vietnam LLC
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Ermenegildo Zegna Vietnam LLC
Registered office														Hanoi City (Vietnam)
Issued capital												132,294,900,000		€ 132,294,900,000
Group’s percentage interest														90.00%	90.00%
Ermenegildo Zegna N.V. | EZ US Holding Inc.
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														EZ US Holding Inc.
Registered office														Wilmington (U.S.A.)
Issued capital												1,000,099		€ 1,000,099
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | E.Zegna Attica Single Member Societé Anonyme
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														E.Zegna Attica Single Member Societé Anonyme
Registered office														Athens (Greece)
Issued capital												650,000		€ 650,000
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenelgildo Zegna Denmark ApS
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Ermenelgildo Zegna Denmark ApS
Registered office														Aarhus (Denmark)
Issued capital												400,000		€ 400,000
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | EZ CA Holding Corp.
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														EZ CA Holding Corp.
Registered office														Toronto (Canada)
Issued capital												1,000		€ 1,000
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. | CGU Ermenegildo Zegna Korea Co.Ltd.
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Ermenegildo Zegna Korea Co. Ltd. (1)
Registered office														Seoul (Korea)
Issued capital												11,134,170,000		€ 11,134,170,000
Group’s percentage interest														100.00%	0.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Monaco S.a.r.l
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Percentage interest, per investor														0.99
Ermenegildo Zegna N.V. | Thom Browne Inc.
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V.
Company														Thom Browne Inc. (5)
Registered office														Wilmington (U.S.A.)
Issued capital												5,510		€ 5,510
Group’s percentage interest														92.00%	90.00%
Tom Ford International LLC | Tizeta S.r.l.
Accounting Policies [Line Items]
Held directly by														Tom Ford International LLC
Percentage interest, per investor														0.364
Tom Ford International LLC | Tom Ford Distribution S.r.l.
Accounting Policies [Line Items]
Held directly by														Tom Ford International LLC
Percentage interest, per investor														0.1498
Tom Ford International LLC | Tom Ford Switzerland Sagl
Accounting Policies [Line Items]
Held directly by														Tom Ford International LLC
Company														Tom Ford Switzerland Sagl
Registered office														Stabio (Switzerland)
Issued capital												1,000,000		€ 1,000,000
Group’s percentage interest														100.00%	100.00%
Tom Ford International LLC | Tom Ford Retail UK Limited
Accounting Policies [Line Items]
Held directly by														Tom Ford International LLC
Company														Tom Ford Retail UK Limited
Registered office														London (UK)
Issued capital												1		€ 1
Group’s percentage interest														100.00%	100.00%
Tom Ford International LLC | Tom Ford Studio Limited
Accounting Policies [Line Items]
Held directly by														Tom Ford International LLC
Company														Tom Ford Studio Limited
Registered office														London (UK)
Issued capital												50,000		€ 50,000
Group’s percentage interest														100.00%	100.00%
Tom Ford International LLC | T.F. Property Ltd
Accounting Policies [Line Items]
Held directly by														Tom Ford International LLC
Company														T.F. Property Ltd
Registered office														London (UK)
Issued capital												1		€ 1
Group’s percentage interest														100.00%	100.00%
Tom Ford International LLC | Tom Ford Retail LLC
Accounting Policies [Line Items]
Held directly by														Tom Ford International LLC
Company														Tom Ford Retail LLC
Registered office														New York (U.S.A.)
Issued capital												2,060,000		€ 2,060,000
Group’s percentage interest														100.00%	100.00%
Tom Ford International LLC | Tom Ford Retail Hong Kong Limited
Accounting Policies [Line Items]
Held directly by														Tom Ford International LLC
Company														Tom Ford Retail Hong Kong Limited
Registered office														Hong Kong
Issued capital												1,000,000		€ 1,000,000
Group’s percentage interest														100.00%	100.00%
Tom Ford International LLC | Tom Ford Hong Kong Limited
Accounting Policies [Line Items]
Held directly by														Tom Ford International LLC
Company														Tom Ford Hong Kong Limited
Registered office														Hong Kong
Issued capital												1,000		€ 1,000
Group’s percentage interest														100.00%	100.00%
Tom Ford International LLC | Tom Ford Retail Korea (Yuhan Hoesa)
Accounting Policies [Line Items]
Held directly by														Tom Ford International LLC
Company														Tom Ford Retail Korea (Yuhan Hoesa)
Registered office														Seoul (Korea)
Issued capital												50,000,000		€ 50,000,000
Group’s percentage interest														100.00%	100.00%
Tom Ford International LLC | Tom Ford Retail Japan GK (Godo Kaisha)
Accounting Policies [Line Items]
Held directly by														Tom Ford International LLC
Company														Tom Ford Retail Japan GK (Godo Kaisha)
Registered office														Tokyo (Japan)
Issued capital												10,000,000		€ 10,000,000
Group’s percentage interest														100.00%	100.00%
Tom Ford Distribution S.r.l. | Tizeta S.r.l.
Accounting Policies [Line Items]
Held directly by														Tom Ford Distribution S.r.l.
Percentage interest, per investor														0.272
Tom Ford Distribution S.r.l. | Tom Ford Showroom Limited
Accounting Policies [Line Items]
Held directly by														Tom Ford Distribution S.r.l.
Company														Tom Ford Showroom Limited
Registered office														London (UK)
Issued capital												1		€ 1
Group’s percentage interest														100.00%	100.00%
Thom Browne Trading SA | Thom Browne Services Italy S.r.l.
Accounting Policies [Line Items]
Held directly by														Thom Browne Trading SA
Company														Thom Browne Services Italy S.r.l.
Registered office														Milan
Issued capital												10,000		€ 10,000
Group’s percentage interest														92.00%	90.00%
Thom Browne Trading SA | Thom Browne France Services
Accounting Policies [Line Items]
Held directly by														Thom Browne Trading SA
Company														Thom Browne France Services
Registered office														Paris (France)
Issued capital												50,000		€ 50,000
Group’s percentage interest														92.00%	90.00%
Thom Browne Trading SA | Thom Browne UK Limited
Accounting Policies [Line Items]
Held directly by														Thom Browne Trading SA
Company														Thom Browne UK Limited
Registered office														Beckenham (UK)
Issued capital												1		€ 1
Group’s percentage interest														92.00%	90.00%
Thom Browne Trading SA | Thom Browne (China) Co., Ltd.
Accounting Policies [Line Items]
Held directly by														Thom Browne Trading SA
Company														Thom Browne (China) Co., Ltd.
Registered office														Shanghai (China)
Issued capital												195,973,210		€ 195,973,210
Group’s percentage interest														92.00%	90.00%
Thom Browne Trading SA | Thom Browne (Macau) Limited
Accounting Policies [Line Items]
Held directly by														Thom Browne Trading SA
Company														Thom Browne (Macau) Limited
Registered office														Hong Kong
Issued capital												500,000		€ 500,000
Group’s percentage interest														92.00%	90.00%
Thom Browne Trading SA | Thom Browne Canada
Accounting Policies [Line Items]
Held directly by														Thom Browne Trading SA
Company														Thom Browne Canada
Registered office														Vancouver (Canada)
Issued capital												100		€ 100
Group’s percentage interest														92.00%	90.00%
Thom Browne Trading SA | Thom Browne Hong Kong Limited
Accounting Policies [Line Items]
Held directly by														Thom Browne Trading SA
Company														Thom Browne Hong Kong Limited
Registered office														Hong Kong
Issued capital												500,000		€ 500,000
Group’s percentage interest														92.00%	90.00%
Thom Browne Trading SA | Thom Browne Eyewear (T.B.E.) SA
Accounting Policies [Line Items]
Held directly by														Thom Browne Trading SA
Company														Thom Browne Eyewear (T.B.E.) SA
Registered office														Stabio (Switzerland)
Issued capital												1,000,000		€ 1,000,000
Group’s percentage interest														92.00%	90.00%
Thom Browne Trading SA | CGU Thom Browne Korea Ltd.
Accounting Policies [Line Items]
Held directly by														Thom Browne Trading SA
Company														Thom Browne Korea Ltd.
Registered office														Seoul (South Korea)
Issued capital												100,000,000		€ 100,000,000
Group’s percentage interest														92.00%	90.00%
Thom Browne Services Italy S.r.l | Thom Browne Retail Italy S.r.l.
Accounting Policies [Line Items]
Held directly by														Thom Browne Services Italy S.r.l.
Company														Thom Browne Retail Italy S.r.l.
Registered office														Milan
Issued capital												10,000		€ 10,000
Group’s percentage interest														92.00%	90.00%
Tom Ford Switzerland Sagl | Tom Ford Distribution S.r.l.
Accounting Policies [Line Items]
Held directly by														Tom Ford Switzerland Sagl
Percentage interest, per investor														0.8502
Ezeti S.L. | Ermenegildo Zegna Madrid S.A.
Accounting Policies [Line Items]
Held directly by														Ezeti S.L.
Company														Ermenegildo Zegna Madrid S.A. (6)
Registered office														Barcelona (Spain)
Issued capital												901,500		€ 901,500
Group’s percentage interest														100.00%	70.00%
Percentage of voting interests acquired				30.00%
Italco S.A. | Ezeti S.L.
Accounting Policies [Line Items]
Held directly by														Italco S.A.
Company														Ezeti S.L.
Registered office														Barcelona (Spain)
Issued capital												500,032		€ 500,032
Group’s percentage interest														100.00%	100.00%
Consitex S.A. | Ermenegildo Zegna Far-East Pte LTD
Accounting Policies [Line Items]
Held directly by														Consitex S.A.
Company														Ermenegildo Zegna Far-East Pte LTD
Registered office														Singapore
Issued capital												21,776,432		€ 21,776,432
Group’s percentage interest														100.00%	100.00%
Consitex S.A. | Ermenegildo Zegna (Macau) LTD
Accounting Policies [Line Items]
Held directly by														Consitex S.A.
Company														Ermenegildo Zegna (Macau) LTD
Registered office														Kowloon Bay (Hong Kong)
Issued capital												4,650,000		€ 4,650,000
Group’s percentage interest														100.00%	100.00%
Consitex S.A. | Zegna Gulf Trading LLC
Accounting Policies [Line Items]
Held directly by														Consitex S.A.
Company														Zegna Gulf Trading LLC
Registered office														Dubai (UAE)
Issued capital												300,000		€ 300,000
Group’s percentage interest														49.00%	49.00%
Consitex S.A. | Zegna Consitex Arabia For Trading LLC
Accounting Policies [Line Items]
Held directly by														Consitex S.A.
Company														Zegna Consitex Arabia for Trading LLC (4)
Registered office														Riyadh (KSA)
Issued capital												28,600,000		€ 28,600,000
Group’s percentage interest														70.00%	0.00%
Consitex S.A. | Ermenegildo Zegna Monaco S.a.r.l
Accounting Policies [Line Items]
Held directly by														Consitex S.A.
Percentage interest, per investor														0.01
Ermenegildo Zegna Far-East Pte LTD | Ermenegildo Zegna Australia PTY LTD
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna Far-East Pte LTD
Company														Ermenegildo Zegna Australia PTY LTD
Registered office														Sydney (Australia)
Issued capital												18,000,000		€ 18,000,000
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna Far-East Pte LTD | The Italian Fashion Co. LTD
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna Far-East Pte LTD
Percentage interest, per investor														0.31
Ermenegildo Zegna Far-East Pte LTD | Ermenegildo Zegna Malaysia Sdn. Bhd.
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna Far-East Pte LTD
Company														Ermenegildo Zegna Malaysia Sdn. Bhd.
Registered office														Kuala Lumpur (Malaysia)
Issued capital												3,000,000		€ 3,000,000
Group’s percentage interest														100.00%	100.00%
Ermenegildo Zegna N.V. / Italco S.A. | Ermenegildo Zegna Madrid S.A.
Accounting Policies [Line Items]
Held directly by														Ermenegildo Zegna N.V. / Italco S.A.
Company														Ezesa Argentina S.A. (2)
Registered office														Buenos Aires (Argentina)
Issued capital												9,421,014		€ 9,421,014
Group’s percentage interest														0.00%	100.00%
E. Z. Thai Holding Ltd | The Italian Fashion Co. LTD
Accounting Policies [Line Items]
Held directly by														E. Z. Thai Holding Ltd
Company														The Italian Fashion Co. LTD
Registered office														Bangkok (Thailand)
Issued capital												16,000,000		€ 16,000,000
Group’s percentage interest														65.00%	65.00%
Percentage interest, per investor														0.34
Zegna Gulf Trading LLC | Zegna for Retail of Readymade and Novelty Clothes W.L.L.
Accounting Policies [Line Items]
Held directly by														Zegna Gulf Trading LLC
Company														Zegna for Retail of Readymade and Novelty Clothes W.L.L.
Registered office														Kuwait City (Kuwait)
Issued capital												125,000		€ 125,000
Group’s percentage interest														49.00%	49.00%
Thom Browne Inc. | Thom Browne Japan Inc.
Accounting Policies [Line Items]
Held directly by														Thom Browne Inc.
Company														Thom Browne Japan Inc.
Registered office														Tokyo (Japan)
Issued capital												1,000,000		€ 1,000,000
Group’s percentage interest														92.00%	90.00%
Thom Browne Inc. | Thom Browne Trading SA
Accounting Policies [Line Items]
Held directly by														Thom Browne Inc.
Company														Thom Browne Trading SA
Registered office														Stabio (Switzerland)
Issued capital												100,000		€ 100,000
Group’s percentage interest														92.00%	90.00%
Thom Browne Eyewear SA | Thom Browne Eyewear France SAS
Accounting Policies [Line Items]
Held directly by														Thom Browne Eyewear SA
Company														Thom Browne Eyewear France SAS
Registered office														Paris (France)
Issued capital												40,000		€ 40,000
Group’s percentage interest														92.00%	90.00%
EZ US Holding Inc. | Tom Ford International LLC
Accounting Policies [Line Items]
Held directly by														EZ US Holding Inc
Company														Tom Ford International LLC
Registered office														Delaware (U.S.A.)
Issued capital												10,000,000		€ 10,000,000
Group’s percentage interest														100.00%	100.00%
Tom Ford Retail Hong Kong Limited | Tom Ford Retail Macau Limited
Accounting Policies [Line Items]
Held directly by														Tom Ford Retail Hong Kong Limited
Company														Tom Ford Retail Macau Limited
Registered office														Macau
Issued capital												25,000		€ 25,000
Group’s percentage interest														100.00%	100.00%
Percentage interest, per investor														0.96
Tom Ford Retail Hong Kong Limited | Tom Ford Clothing Retail Shanghai Company Limited
Accounting Policies [Line Items]
Held directly by														Tom Ford Retail Hong Kong Limited
Company														Tom Ford Clothing Retail Shanghai Company Limited
Registered office														Shanghai (China)
Issued capital												13,900,000		€ 13,900,000
Group’s percentage interest														100.00%	100.00%
EZ CA Holding Corp. | Tom Ford International LLC
Accounting Policies [Line Items]
Issued capital												9,696,528		€ 9,696,528
Name of foreign associates, joint arrangements and other investments														Norda Run Inc
Principal place of business of associate														Toronto (Canada)
Name of the Investor														EZ CA Holding Corp.
Proportion of ownership interest in associate														25.00%	25.00%
Lanificio Ermenegildo Zegna e Figli S.p.A | Acquedotto Piancone S.r.l.
Accounting Policies [Line Items]
Issued capital												42,000		€ 42,000
Name of foreign associates, joint arrangements and other investments														Acquedotto Piancone S.r.l.
Principal place of business of other investments														Valdilana (BI)
Group’s percentage interest														67.00%	67.00%
Name of the Investor														Lanificio Ermenegildo Zegna e Figli S.p.A.
Lanificio Ermenegildo Zegna e Figli S.p.A | Pettinatura di Verrone S.r.l.
Accounting Policies [Line Items]
Issued capital												3,000,000		€ 3,000,000
Name of foreign associates, joint arrangements and other investments														Pettinatura di Verrone S.r.l.
Principal place of business of other investments														Verrone (BI)
Name of the Investor														Lanificio Ermenegildo Zegna e Figli S.p.A.
Proportion of ownership interests held by non-controlling interests														15.00%	15.00%
Bonotto S.p.A. | F2 S.r.l.
Accounting Policies [Line Items]
Issued capital												€ 90,000		€ 90,000
Name of foreign associates, joint arrangements and other investments														F2 S.r.l.
Principal place of business of other investments														Schio (VI)
Name of the Investor														Bonotto S.p.A.
Proportion of ownership interests held by non-controlling interests														29.00%	29.00%
Tom Ford Hong Kong Limited | Tom Ford Retail Macau Limited
Accounting Policies [Line Items]
Held directly by														Tom Ford Hong Kong Limited
Percentage interest, per investor														0.04